Cover	Sep. 17, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	EDGEWELL PERSONAL CARE COMPANY
Entity Incorporation, State or Country Code	MO
Entity File Number	1-15401
Entity Tax Identification Number	43-1863181
Entity Address, Address Line One	6 Research Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	203
Local Phone Number	944-5500
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EPC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001096752
Amendment Flag	false